Operating expenses (Tables)	12 Months Ended
Dec. 31, 2020
Expense By Nature [Abstract]
Summary of Selling, General and Administrative Expenses

Included within selling, general and administrative expenses are (in thousands):

	2018	2019	2020
Demand generation expenses	$97,295	$151,350	$198,787
Technology expenses	68,224	84,207	115,227
Depreciation and amortization	23,537	113,591	217,223
Share based payments	53,819	158,422	291,633
General and administrative	228,891	345,665	504,346
Other items	-	16,374	24,267
Selling, general and administrative expenses	$471,766	$869,609	$1,351,483